Note 16 - Stock-Based Compensation Plans (Details) - Summary of Nonvested Share Activity (USD $)	12 Months Ended
Jan. 31, 2014
Summary of Nonvested Share Activity [Abstract]
Balance at January 31	395,903
Balance at January 31	$ 2.08
Vested	(168,863)
Vested	$ 2.75
Forfeited	(62,895)
Forfeited	$ 2.04
Balance at January 31	164,145
Balance at January 31	$ 2.21